Summary of Significant Accounting Policies (Details) - Schedule of details of the VIE agreements - VIE Agreements [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets	$ 18,739,702		$ 18,972,383	$ 25,878,427
Non-current assets	8,846,612		8,995,363	8,863,429
Total Assets	27,586,314		27,967,746	34,741,856
Current liabilities	12,224,249		12,788,253
Non-current liabilities	7,947,638		7,535,113
Total liabilities	20,324,708		20,745,846
Total shareholders’ equity (deficit)	7,261,606		7,221,900	7,560,875
Net cash provided by (used in) operating activities	261,920	$ 1,007,986	5,486,592	1,414,110
Net cash provided by (used in) investment activities			(1,158,773)
Net cash provided by (used in) financing activities	$ (265,213)	$ 14,251	$ (4,328,560)	$ (1,648,247)